Cover	Dec. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2025
Entity File Number	001-901886
Entity Registrant Name	Aura FAT Projects Acquisition Corp
Entity Central Index Key	0001901886
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Phillip Steet
Entity Address, Address Line Two	#09-00
Entity Address, Address Line Three	Royal One Phillip
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048692
City Area Code	+65
Local Phone Number	3135-1511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false